Reinsurance - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Effects of Reinsurance [Line Items]
Deposit receivable	$ 1,383,388
Modified coinsurance payable	$ 1,383,388
Allstate Life Insurance Company
Effects of Reinsurance [Line Items]
Reinsurance recoverable	65.00%
Non-affiliates | Rated A- or better
Effects of Reinsurance [Line Items]
Reinsurance recoverable	99.80%
Predecessor | Allstate Life Insurance Company
Effects of Reinsurance [Line Items]
Reinsurance recoverable		86.90%
Predecessor | Non-affiliates
Effects of Reinsurance [Line Items]
Reinsurance recoverable		13.10%
Predecessor | Non-affiliates | Rated A- or better
Effects of Reinsurance [Line Items]
Reinsurance recoverable		95.00%